Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 075 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Assets Available for Benefits per Financial Statements	$ 10,296,756	$ 9,038,626
Adjustment from contract value to fair value for fully benefit-responsive GICs	(13,534)	(22,738)
Adjustment for deemed distributed participant loans	(6,251)	(5,815)
Net Assets Available for Benefits per Form 5500	$ 10,276,971	$ 9,010,073